BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND APPLICATION OF ACCOUNTING CRITERIA - Functional currency and presentation currency (Details) $ in Thousands		12 Months Ended
	Jan. 01, 2018 CLP ($)	Dec. 31, 2019 $ / $	Dec. 31, 2018 $ / $	Dec. 31, 2019 $ /	Dec. 31, 2019 $ / R$	Dec. 31, 2019 $ / $	Dec. 31, 2018 $ /	Dec. 31, 2018 $ / R$	Dec. 31, 2018 $ / $	Dec. 31, 2017 $ / $	Dec. 31, 2017 $ /	Dec. 31, 2017 $ / R$	Dec. 31, 2017 $ / $
BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND APPLICATION OF ACCOUNTING CRITERIA
Minimum accumulated inflation rate for three year stands out		100.00%
Inflation rate (as a percent)		54.85%	47.60%
Adjustment in accumulated results upon adoption of IAS 29	$ 79,499,736
Exchange rates and value of the UF at the close		748.74	694.77	0.116	185.76	12.50	0.117	179.30	18.43	614.75	0.110	185.84	32.96